Nature of expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of nature of expenses
The nature of expenses included in cost of sales and operating expenses are as follows:

	2017	2016	2015
Production, manufacturing and distribution costs	190,632	221,202	94,294
Salaries, bonus and benefits	46,462	46,302	27,766
Sales and marketing expenses	24,996	39,006	9,418
Research and development expenses	21,962	34,411	14,992
Share-based compensation	8,711	30,753	16,198
Amortization and depreciation	228,387	184,758	76,287
Impairments	1,194,765	1,132,243	—
Fair value (gain) loss	1,406	(8,929)	561
Professional fees including acquisition and restructuring	51,441	41,899	57,207
Travel expenses	2,953	8,272	4,551
Rent and facilities	2,764	2,709	1,014
Litigation settlements	—	14,246	—
Other expenses	16,638	11,594	11,485
Total	1,791,117	1,758,466	313,773